Financial Risk Management - Summary of Cash Outflow and Inflow of Derivatives Settled Gross or Net are Undiscounted Contractual Cash Flow (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Derivatives held for trading
Outflows	₩ 158,284
Derivatives settled gross
Outflow	3,078,733	₩ 2,925,965	₩ 2,760,957
Inflow	3,167,878	2,804,618	2,857,949
Less than 1 year [member]
Derivatives held for trading
Outflows	0
Derivatives settled gross
Outflow	843,489	248,300	650,497
Inflow	856,508	249,301	684,720
1-5 years [member]
Derivatives held for trading
Outflows	158,284
Derivatives settled gross
Outflow	1,857,942	2,179,046	1,602,513
Inflow	1,917,236	2,074,747	1,648,746
More than 5 years [member]
Derivatives held for trading
Outflows	0
Derivatives settled gross
Outflow	377,302	498,619	507,947
Inflow	₩ 394,134	₩ 480,570	₩ 524,483